Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Intangible Assets [Abstract]
Summary of intangible assets
	Cost	Accumulated Amortization	Net Book Value
March 31, 2018
Licenses	$462,234	$394,998	$67,236
Patents	1,893,185	1,893,185	-
Total	$2,355,419	$2,288,183	$67,236
December 31, 2017
Licenses	$462,234	$388,282	$73,952
Patents	1,893,185	1,893,185	-
Total	$2,355,419	$2,281,467	$73,952

	Cost	Accumulated Amortization	Net Book Value
December 31, 2017
Licenses	$462,234	$388,282	$73,952
Patents	1,893,185	1,893,185	-
Total	$2,355,419	$2,281,467	$73,952
December 31, 2016
Licenses	$462,234	$361,044	$101,190
Patents	1,893,185	1,867,747	25,438
Total	$2,355,419	$2,228,791	$126,628

Summary of future annual amortization expense
Amortization Expense
April 1 through December 31, 2018	$30,584
2019	$36,652

Year	Amortization Expense
2018	$37,300
2019	$36,652